Concentration of Risks	12 Months Ended
Dec. 31, 2017
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

(a)	Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts receivable from related parties and receivable from MVNO franchisees. As of December 31, 2016 and 2017, the aggregate amount of cash and cash equivalents and restricted cash of US$2,563 and US$4,545, respectively, were held at major financial institutions located in the PRC, and US$2,200 and US$11,974, respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivable, accounts receivable from related parties and receivable from MVNO franchisees are both typically unsecured, and are derived from revenues earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

(b)	Business supplier, customer, and economic risk

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technology; control of telecommunication infrastructures by local regulators and industry standards; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

(i) Business supplier risk – the Group’s MVNO operations are dependent upon telecommunication resources provided by China Unicom. There is no guarantee that the supply of telecommunication resources provided by China Unicom will be renewed annually. Further, there is no guarantee around the continuance of the MVNO license granted by the PRC government Ministry of Industry and Information Technology which may be amended or discontinued in light of changes to political, economic and social reforms.

(ii) Customer risk – The success of the Group’s business going forward will rely in part on Group’s ability to continue to obtain and expand business from existing customers while also attracting new customers. The Group has a diversified base of customers covering its services and the revenue from the largest single customer A accounted for 9%, customer B accounted for 23% and customer C accounted for 41% of the Group’s total net revenues for the three years ended December 31, 2015, 2016 and 2017, respectively, and the accounts receivable from the largest single customer B accounted for 25% and customer C accounted for 47% of the Group’s total accounts receivable and accounts receivable from related parties for the years ended December 31, 2016 and 2017, respectively.

(iii) Economic risk – the Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(c) Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation / (depreciation) of the US$ against RMB was approximately 6.1%, 6.8% and (5.8%) in the years ended December 31, 2015, 2016 and 2017, respectively. The appreciation / (depreciation) of the US$ against Rupee was approximately 4.7%, 3.3% and (5.9%) in the years ended December 31, 2015, 2016 and 2017, respectively.